Accrued Expenses and Other Liabilities (Detail) - USD ($) $ in Thousands		Sep. 30, 2017	Sep. 30, 2016
Accrued Expenses and Other Current Liabilities [Line Items]
Tuition fee payables to government agencies	[1]	$ 15,302	$ 16,048
Salary and welfare payable		6,945	5,394
Accrued expenses		5,468	3,841
Remuneration payable to lecturers		2,547	2,203
Uncertain income tax liabilities (Note 19)		163	163
Contingent consideration payable	[2]	3,231
Other payable		5,111	2,915
Accrued expenses and other liabilities		$ 38,767	$ 30,564

[1]	Tuition fee payable to government agencies mainly represents the portion of tuition fee collected by the Group on behalf of the government agencies which provide certain continuing education courses and the Group is only responsible for the student enrollment and provision of online platform and shares certain percentage of tuition fee as service fees.
[2]	Contingent consideration payable represents contingent payable to an investee. Please refer to Note 11 for details.